Long-term Debt Long-term Debt (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013	Nov. 04, 2013
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio	0.1
Debt Instrument, Face Amount		$ 1,250,000,000		$ 1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Term		7 years
Related Party Principal Amounts of Debentures Owned	500,000,000
Conversion of Stock, Shares Converted	125
Debt Instrument, Convertible, Conversion Price	$ 10.00
Debt Instrument, Redemption Period, End Date	Nov. 13, 2016
Debt Instrument, Interest Rate in Event of Default	10.00%
Par Value Repurchase, Percentage, Change of Control	115.00%
Ownership Percentage by Arms Length Party, Common Shares	35.00%
Ownership Percentage, Common Shares	50.00%
Long-term Debt, Fair Value	1,700,000,000
Long-term debt	1,707,000,000	1,627,000,000
Debt Instrument, Unpaid Principal Balance	1,250,000,000
Fair Value, Option, Aggregate Differences, Long-term Debt Instruments	457,000,000
Fair Value, Option, Changes in Fair Value, Gain (Loss)	(80,000,000)	(377,000,000)	0
Debt Instrument, Periodic Payment, Interest	19,000,000
Debt Issuance Cost		42,000,000
Selling Marketing And Administration Expenses [Member]
Debt Instrument [Line Items]
Interest Expense, Debt	$ 75,000,000	$ 21,000,000